SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	6,270
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 0.00002
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested	(6,270)
Weighted Average Grant Date Fair Value - Vested	$ 0.00002
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance		6,270
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 0.00002
Weighted average remaining contractual life		3 months	3 years 5 months 26 days
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Forfeited		(17,258)
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	100,484
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 86.71
Number of shares, Granted		202,498
Weighted Average Grant Date Fair Value - Granted		$ 88.0
Number of shares, Vested	(35,521)	(50,241)
Weighted Average Grant Date Fair Value - Vested	$ 86.41	$ 86.7
Number of shares, Forfeited		(51,775)
Weighted Average Grant Date Fair Value - Forfeited		$ 91.7
Number of shares, Unvested, Ending balance	64,963	100,484
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 86.87	$ 86.71
Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	148,209
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 115.11
Number of shares, Granted	153,719	159,829
Weighted Average Grant Date Fair Value - Granted	$ 5.02	$ 115.2
Number of shares, Vested	(133,190)	(11,621)
Weighted Average Grant Date Fair Value - Vested	$ 22.10	$ 116.2
Number of shares, Forfeited	(82,000)
Weighted Average Grant Date Fair Value - Forfeited	$ 116.20
Number of shares, Unvested, Ending balance	86,738	148,209
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 61.81	$ 115.11
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	6,270	31,352
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 0.00002	$ 0.00002
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested		(25,082)
Weighted Average Grant Date Fair Value - Vested		$ 0.00002
Number of shares, Unvested, Ending balance		6,270	31,352
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 0.00002	$ 0.00002
Previously Reported [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	100,482
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 86.7
Number of shares, Unvested, Ending balance		100,482
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 86.7
Previously Reported [Member] | Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	148,208
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 115.1
Number of shares, Unvested, Ending balance		148,208
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 115.1